Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of accounts receivable
Accounts receivable

	December 31, 2013	December 31, 2012
Accounts receivable – trade	$59,309	$118,509
Accounts receivable – holdbacks	9,055	33,352
Income and other taxes receivable	12	420
Accounts receivable – other	1,801	714
Allowance for doubtful accounts (note 16(d))	—	(185)
	$70,177	$152,810